PROVISIONS - Schedule of Change in Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 1,095	$ 976
Additions	108	50
Acquisitions through business combinations	19	183
Disposal	(223)	(50)
Transfer to liabilities directly associated with assets held for sale	(203)	0
Accretion	50	47
Changes in estimates	7	(98)
Foreign exchange	34	(16)
Other	(28)	3
Balance, end of the year	$ 859	$ 1,095